Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities (Parentheticals)	Jun. 30, 2024
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Abstract]
Equity Value	10.00%